United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
      Quarterly Schedule of Portfolio Holdings of Registered Management
                              Investment Companies




                                    811-5950

                      (Investment Company Act File Number)


                         Money Market Obligations Trust
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 4/30/06


               Date of Reporting Period: Quarter ended 1/31/06
                                         ---------------------







Item 1.     Schedule of Investments



AUTOMATED GOVERNMENT CASH RESERVES
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

      Principal
        Amount                                                                      Value

                      U.S. GOVERNMENT AGENCIES--100.0%
$   2,000,000   (1) Federal Farm Credit System Discount Notes, 3.790%,
                    2/28/2006                                              $    1,994,315
   134,500,000  (2) Federal Farm Credit System Floating Rate Notes,
                    4.280% - 4.480%, 2/1/2006 - 4/6/2006                       134,486,015
    4,100,000       Federal Farm Credit System Notes, 2.500% - 2.700%,
                    3/15/2006 - 5/12/2006                                       4,089,959
   135,000,000  (1) Federal Home Loan Bank System Discount Notes,
                    4.230% - 4.475%, 2/1/2006 - 4/28/2006                      134,587,129
    30,000,000  (2) Federal Home Loan Bank System Floating Rate Notes,
                    4.150% - 4.404%, 2/2/2006 - 3/29/2006                      29,992,696
    58,360,000      Federal Home Loan Bank System Notes, 2.250% -
                    5.910%, 3/6/2006 - 2/15/2007                               58,257,843
    10,385,000      Student Loan Marketing Association Notes, 5.250%,
                    3/15/2006                                                  10,396,216
    25,000,000  (1) Tennessee Valley Authority Discount Notes, 4.348%,
                    3/9/2006                                                   24,891,300
                        TOTAL INVESTMENTS --- 100.0%
                        (AT AMORTIZED COST)(3)                                 398,695,473
                        OTHER ASSETS AND LIABILITIES --- NET --- (0.0)%         (30,546)
                        TOTAL NET ASSETS --- 100%                          $   398,664,927

==============================================================================

     1 Discount rate at time of purchase.
     2 Floating rate note with current rate and next reset date shown. 3 Also represents cost for federal tax purposes.

    Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.


Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.





AUTOMATED TREASURY CASH RESERVES
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

       Principal
        Amount                                                           Value

                    U.S. TREASURY OBLIGATIONS--105.9%
                      U.S. Treasury Bills--51.3%(1)
  $    5,000,000    3.755%, 3/23/2006                            $     4,973,924
      14,000,000    3.840% - 3.850%, 2/2/2006                         13,998,505
      12,500,000    3.920% - 4.070%, 2/9/2006                         12,488,786
      21,000,000    3.970% - 4.010%, 2/16/2006                        20,965,029
      17,000,000    4.160% - 4.300%, 3/2/2006                         16,943,108
                        TOTAL                                         69,369,352
                       U.S. Treasury Notes--54.6%
       5,000,000    1.500%, 3/31/2006                                  4,977,025
      44,000,000    1.625%, 2/28/2006                                 43,918,355
       8,000,000    2.500%, 5/31/2006                                  7,949,261
      12,000,000    4.625% - 6.875%, 5/15/2006                        12,037,218
       5,000,000    5.625%, 2/15/2006                                  5,002,430
                        TOTAL                                         73,884,289
                        TOTAL INVESTMENTS --- 105.9%
                        (AT AMORTIZED COST)(2)                       143,253,641
                        OTHER ASSETS AND LIABILITIES-NET-(5.9)%      (7,967,797)
                        TOTAL NET ASSETS --- 100%                $   135,285,844

================================================================================

     1 Discount rate at time of purchase.
     2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.


Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.





U.S. TREASURY CASH RESERVES
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

     Principal
       Amount                                                             Value

                     U.S. TREASURY OBLIGATIONS--105.7%

                       U.S. Treasury Bills--54.5%(1)
 $   70,000,000    3.755%, 3/23/2006                             $    69,634,930
    273,650,000    3.840% - 3.850%, 2/2/2006                         273,620,777
    318,500,000    3.860% - 4.070%, 2/9/2006                         318,214,717
    262,000,000    3.970% - 4.040%, 2/16/2006                        261,562,971
    100,000,000    3.990%, 2/23/2006                                  99,756,167
    283,000,000    4.160% - 4.300%, 3/2/2006                         282,052,948
                       TOTAL                                       1,304,842,510

                        U.S. Treasury Notes--51.2%
     50,000,000    1.500%, 3/31/2006                                  49,770,246
    819,000,000    1.625%, 2/28/2006                                 817,486,034
    145,000,000    2.500%, 5/31/2006                                 144,080,404
    213,000,000    4.625% - 6.875%, 5/15/2006                        214,010,402
                       TOTAL                                       1,225,347,086
                         TOTAL INVESTMENTS -105.7%
                   ==================================
                       (AT AMORTIZED COST)(2)                      2,530,189,596
                       OTHER ASSETS AND LIABILITIES-NET-(5.7)%     (137,223,125)
                       TOTAL NET ASSETS -100%                    $ 2,392,966,471

================================================================================

     1 Discount rate at time of purchase.
     2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.




Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Money Market Obligations Trust

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        March 23, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer


Date        March 23, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        March 23, 2006